Leases liabilities - Summary of lease liabilities (Detail) - USD ($) $ in Thousands		12 Months Ended
		Nov. 30, 2023	Nov. 30, 2022
Disclosure of Lease Liabilities [Abstract]
Beginning Balance		$ 1,922	$ 2,518
Accretion expense		101	157
Lease payments		(452)	(605)
Effect of change in exchange rates		17	(148)
Termination (a)	[1]	(920)
New lease (b)	[2]	326
Ending Balance		994	1,922
Current portion		(421)	(476)
Non-current portion		$ 573	$ 1,446

[1]	On February 17, 2023, the Company terminated its lease in Ireland. Accordingly, the Company reduced its right-of-use assets by $799, the lease liabilities by $920 and recorded a gain on lease termination of $121. The gain is presented in finance costs (Note 5)
[2]	On March 1, 2023, the Company signed a new lease in Ireland. Accordingly, the Company recorded a right-of-use asset and a lease liability of $326.